Note 4 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actual, revenues	$ 153,759
Actual, net earnings	11,639
Supplemental pro forma (unaudited), revenues	5,553,279	$ 5,367,848
Supplemental pro forma (unaudited), net earnings	$ 200,901	$ 204,129